Organization (Details) $ / shares in Units, ft² in Millions, $ in Millions				3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 06, 2015 USD ($) $ / shares shares	Jun. 02, 2015 $ / shares shares	Jun. 30, 2014 $ / shares shares	Jun. 30, 2016 ft² property $ / shares shares	Jun. 30, 2015 shares	Jun. 30, 2016 ft² property $ / shares shares	Jun. 30, 2015 shares	Dec. 31, 2015 ft² property $ / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 shares	Apr. 08, 2015 $ / shares
Operations [Line Items]
Common stock, issued (in shares)				168,977,965		168,977,965		168,936,633	177,933,175
Common stock, par value (in dollars per share) | $ / shares			$ 0.01	$ 0.01		$ 0.01		$ 0.01	$ 0.01		$ 0.01
Common stock issued through distribution reinvestment plan (in shares)			1,100,000
Number of real estate properties (property) | property				329		329		329
Rentable square feet (sqft) | ft²				18.7		18.7		18.7
Occupancy rate (percent)				100.00%		100.00%		100.00%
Weighted average remaining lease term (years)						10 years 9 months 18 days		11 years 3 months
Antidilutive securities (in shares)				10,998,085	1,809,678	10,998,085	1,809,678	11,039,417	720,165	39,614
Common stock, authorized (in shares)				300,000,000		300,000,000		300,000,000	300,000,000
Common stock, outstanding (in shares)				168,977,965		168,977,965		168,936,633	177,933,175
OP Units
Operations [Line Items]
Antidilutive securities (in shares)		1,726,323		1,809,678	1,809,678	1,809,678	1,809,678	1,809,678	22	22
OP Units | Advisor
Operations [Line Items]
Antidilutive securities (in shares)		83,333				1,461,753		1,461,753
OP Units | Service Provider
Operations [Line Items]
Antidilutive securities (in shares)						347,903		347,903
OP Units | Limited Partner
Operations [Line Items]
Antidilutive securities (in shares)		22				22		22
Common Stock
Operations [Line Items]
Share price (in dollars per share) | $ / shares			$ 10.00
Tender offer (shares)		11,900,000
Tender offer price (usd per share) | $ / shares	$ 10.5	$ 10.5
Tender offer common stock purchases (shares)	11,900,000
Tender offer common stock purchases | $	$ 125.0
United States
Operations [Line Items]
Target portfolio investment (percent)				60.40%		60.40%		60.40%
Europe
Operations [Line Items]
Target portfolio investment (percent)				39.60%		39.60%		39.60%
IPO
Operations [Line Items]
Common stock, issued (in shares)			172,300,000